Note 15 - Common Stock and Additional Paid-in Capital (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Jul. 25, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 30, 2021
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)		0
Common Stock, Shares, Outstanding, Ending Balance (in shares)		123,985,104
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.10
Dividends, Preferred Stock, Cash		$ 31,068	$ 31,125	$ 31,268
Fourth Quarter of 2019 [Member]
Dividends, Common Stock, Cash			$ 6,762
Common Stock Dividends, Shares (in shares)			649,928
First Quarter of 2020 [Member]
Dividends, Common Stock, Cash			$ 9,061
Common Stock Dividends, Shares (in shares)			637,516
Second Quarter of 2020 [Member]
Dividends, Common Stock, Cash			$ 9,249
Common Stock Dividends, Shares (in shares)			625,529
Third Quarter of 2020 [Member]
Dividends, Common Stock, Cash			$ 9,273
Common Stock Dividends, Shares (in shares)			516,569
Fourth Quarter of 2020 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.10
Dividends, Common Stock, Cash		$ 9,342
Common Stock Dividends, Shares (in shares)		362,866
First Quarter of 2021 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.10
Dividends, Common Stock, Cash		$ 9,360
Common Stock Dividends, Shares (in shares)		275,457
Second Quarter of 2021 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.115
Dividends, Common Stock, Cash		$ 10,755
Common Stock Dividends, Shares (in shares)		322,274
Third Quarter of 2021 [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.115
Dividends, Common Stock, Cash		$ 10,738
Common Stock Dividends, Shares (in shares)		265,469
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)		1,824,466	3,027,942	6,668,466
Stock Repurchase Program, Authorized Amount					$ 150,000
Stock Repurchased and Retired During Period, Shares (in shares)			0
Dividends, Preferred Stock, Cash		$ 0	$ 0	$ 0
Preferred Stock [Member]
Stock Repurchase Program, Authorized Amount					$ 150,000
Stock Repurchased and Retired During Period, Shares (in shares)			95,574
Stock Repurchased and Retired During Period, Average Price Per Share (in dollars per share)			$ 17.63
York [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)	$ 0.0001
Purchase from York [Member] | York [Member]
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Shares Issued (in shares)	2,883,015
Common Stock Issued for Dividend Reinvestment Plan [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, New Issues (in shares)		1,226,066	2,429,542	3,187,051
Shares Issued, Price Per Share (in dollars per share)		$ 10.3223	$ 5.6732	$ 5.8056
Series B Preferred Stock [Member] | October 15, 2019 to January 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 953
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.476563
Series B Preferred Stock [Member] | January 15, 2020 to April 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 946
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.476563
Series B Preferred Stock [Member] | April 15, 2020 to July 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.476563
Series B Preferred Stock [Member] | July 15, 2020 to October 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.476563
Series B Preferred Stock [Member] | October 15, 2020 to January 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.476563
Series B Preferred Stock [Member] | January 15, 2021 to April 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.476563
Series B Preferred Stock [Member] | April 15, 2021 to July 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.476563
Series B Preferred Stock [Member] | July 15, 2021 to October 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.476563
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)		0	0	0
Stock Repurchased and Retired During Period, Shares (in shares)			29,351
Dividends, Preferred Stock, Cash		$ 0	$ 0	$ 0
Series C Preferred Stock [Member] | October 15, 2019 to January 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,125
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.531250
Series C Preferred Stock [Member] | January 15, 2020 to April 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.531250
Series C Preferred Stock [Member] | April 15, 2020 to July 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.531250
Series C Preferred Stock [Member] | July 15, 2020 to October 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.531250
Series C Preferred Stock [Member] | October 15, 2020 to January 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.531250
Series C Preferred Stock [Member] | January 15, 2021 to April 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.531250
Series C Preferred Stock [Member] | April 15, 2021 to July 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.531250
Series C Preferred Stock [Member] | July 15, 2021 to October 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.531250
Series C Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)		0	0	0
Stock Repurchased and Retired During Period, Shares (in shares)			26,865
Dividends, Preferred Stock, Cash		$ 0	$ 0	$ 0
Series D Preferred Stock [Member] | October 15, 2019 to January 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,188
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.546875
Series D Preferred Stock [Member] | January 15, 2020 to April 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.546875
Series D Preferred Stock [Member] | April 15, 2020 to July 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.546875
Series D Preferred Stock [Member] | July 15, 2020 to October 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.546875
Series D Preferred Stock [Member] | October 15, 2020 to January 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | January 15, 2021 to April 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | April 15, 2021 to July 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | July 15, 2021 to October 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)		0	0	0
Stock Repurchased and Retired During Period, Shares (in shares)			13,458
Dividends, Preferred Stock, Cash		$ 0	$ 0	$ 0
Series E Preferred Stock [Member] | October 15, 2019 to January 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,551
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.554688
Series E Preferred Stock [Member] | January 15, 2020 to April 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.554688
Series E Preferred Stock [Member] | April 15, 2020 to July 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.554688
Series E Preferred Stock [Member] | July 15, 2020 to October 14, 2020 Dividends [Member]
Dividends, Preferred Stock, Cash			$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)			$ 0.554688
Series E Preferred Stock [Member] | October 15, 2020 to January 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.554688
Series E Preferred Stock [Member] | January 15, 2021 to April 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.554688
Series E Preferred Stock [Member] | April 15, 2021 to July 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.554688
Series E Preferred Stock [Member] | July 15, 2021 to October 14, 2021 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.554688
Series E Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)		0	0	0
Stock Repurchased and Retired During Period, Shares (in shares)			25,900
Dividends, Preferred Stock, Cash		$ 0	$ 0	$ 0
Common Stock Issued for the Services Agreement [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)		598,400	598,400
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001	$ 0.0001